Other Long-term Liabilities - Other Long-Term Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Employee future benefits (note 22)	$ 205	$ 248
Finance lease obligations	467	498
Stock-based compensation	42	32
Deferred revenue	205	284
Leasehold incentives	96	101
Other	92	74
Other non-current financial liabilities	$ 1,107	$ 1,237